Note 50 (Tables)	12 Months Ended
Dec. 31, 2022
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Abstract]
Profit Or Loss From Non Current Assets And Disposal Groups Classified As Held For Sale Not Qualifying As Discontinued Operations [Table Text Block]
The main items included in the balance under this heading in the consolidated income statements are as follows:

Gains (losses) from non-current assets and disposal groups classified as held for sale not qualifying as discontinued operations (Millions of Euros)
	Notes	2022	2021	2020
Gains on sale of real estate		102	39	116
Impairment of non-current assets held for sale (1)	21	(221)	(97)	(103)
Gains (losses) on sale of investments classified as non-current assets held for sale (2)		11	10	431
Gains on sale of equity instruments classified as non-current assets held for sale		—	8	—
Total		(108)	(40)	444
(1) In 2022 it includes the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by the BBVA Group (see Note 17). In 2021, it included the impairment due to the closure of owned offices and the decommissioning of facilities after the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 21 and 24).
(2) The variation in year 2020 is mainly due to the transfer of half plus one share in BBVA Allianz Seguros y Reaseguros, S.A. (see Note 3).